UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       August 10, 2001


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $7,818,018 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS           CUSIP     VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS      SOLE   SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   614878 10466010 SH       SOLE                        0  5237910  5228100
AMERICAN INTL GROUP INC        COMMON           026874107   840500  9887076 SH       SOLE                        0  4849884  5037192
ANHEUSER BUSCH COS INC         COMMON           035229103   580901 14099548 SH       SOLE                        0  6698348  7401200
DISNEY WALT CO                 COM DISNEY       254687106   340251 11777453 SH       SOLE                        0  5924733  5852720
ELECTRONIC DATA SYS NEW        COMMON           285661104   534263  8548204 SH       SOLE                        0  4264504  4283700
FEDERAL NATL MTG ASSN          COMMON           313586109   848685  9981002 SH       SOLE                        0  4950698  5030304
GANNETT INC                    COMMON           364730101   626944  9513562 SH       SOLE                        0  4779862  4733700
GENERAL ELEC CO                COMMON           369604103   467860  9597121 SH       SOLE                        0  4844908  4752213
GOLDMAN SACHS GROUP INC        COMMON           38141G104   296267  3453000 SH       SOLE                        0  1723700  1729300
HEINZ H J CO                   COMMON           423074103   288455  7054418 SH       SOLE                        0  3729568  3324850
INTERNATIONAL BUSINESS M       COMMON           459200101   298067  2637758 SH       SOLE                        0  1328158  1309600
PEPSICO INC                    COMMON           713448108   407273  9214326 SH       SOLE                        0  4590826  4623500
PROCTER & GAMBLE CO            COMMON           742718109   378615  5934405 SH       SOLE                        0  2950205  2984200
WAL MART STORES INC            COMMON           931142103   516970 10593650 SH       SOLE                        0  5260150  5333500
WELLS FARGO & CO NEW           COMMON           949746101   778089 16758318 SH       SOLE                        0  8311818  8446500